Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Statement of Financial Position [Abstract]
Temporary equity, par value	$ 0.001	$ 0.001
Temporary equity, shares authorized	1,725,000	1,725,000
Temporary equity, shares issued	835,950	835,950
Temporary equity, shares outstanding	835,950	835,950
Temporary equity, liquidation preference	$ 9,195,450	$ 9,195,450
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	70,922,944	40,922,944	21,896,145
Common stock, shares outstanding	70,922,944	40,922,944	21,896,145